Convertible Debentures	6 Months Ended
Jun. 30, 2025
Convertible Debentures [Abstract]
Convertible Debentures

Note 9 — Convertible Debentures

The following represents a summary of all outstanding convertible debentures presented on a combined basis which combines embedded derivative liabilities and convertible debentures at period end.

		As of
Hybrid Instruments on a Combined Basis	Related SPA	June 30, 2025	December 31, 2024
January 2024 Convertible Debenture	August 2022 SPA	$-	$53,928
August 2024 Convertible Debenture	August 2024 SPA	-	1,103,129
January 2025 Convertible Debenture	August 2024 SPA	1,640,520	-
May 2025 Convertible Debenture	August 2024 SPA	685,611	-
June 2025 Secured Convertible Debenture	June 2025 SPA	8,643,000	-
		$10,969,131	$1,157,057

January 2024 Convertible Debentures, under August 2022 SPA

As of December 31, 2024, the carrying amount of the hybrid January 2024 Convertible Debenture was approximately $54,000, including its embedded derivative liability of approximately $18,000. In March 2025, the remaining debenture was fully converted into an aggregate of 56,337,500 Class A ordinary shares. The Company recognized interest expense aggregating approximately $2,000 and $198,000 for the six months ended June 30, 2025 and 2024, respectively, resulting from the amortization of the debt discounts in connection with the debentures issued under August 2022 SPA.

August 2024, January 2025 and May 2025 Convertible Debentures, under August 2024 SPA

On August 9, 2024, the Company entered into a Securities Purchase Agreement (the “August 2024 SPA”) with a purchaser (the “Purchaser”), pursuant to which the Company received net proceeds of $1,400,000 on the same date (the “First Closing”) in consideration of the issuance of Convertible Debenture (the “August 2024 Convertible Debenture”) in the principal amount of $1,500,000 and the issuance of warrant (the “Series J Warrant”) to purchase 80,357 ADSs of the Company with an exercise price equal to $14.00 per ADS and having a term of exercise expiring on August 9, 2031. August 2024 Convertible Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $14.00 or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $1.78, subject to adjustment, per ADS. The Company also granted the Purchaser the right to purchase an additional $23,750,000 of Debentures within 24-month anniversary of the First Closing Date.

On January 23, 2025, the Purchaser exercised its subsequent closing right and purchased an additional debenture (the “January 2025 Convertible Debenture”) having a principal balance of $2,135,000, pursuant to which the Company received net proceeds of $2,000,000 on the same date (the “Second Closing”). January 2025 Convertible Debenture is convertible into ADSs, beginning after its original date of issuance at a conversion price at the lower of $8.00 and 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the conversion date, in no event that the conversion price shall be lower than $1.60, subject to adjustment, per ADS. The Company also issued a Series K Warrant (the “Series K Warrant”) to purchase up to 200,156 ADSs, with an exercise price equal to $8.00 per ADS and having a term of exercise expiring on January 23, 2032.

On May 23, 2025, the Purchaser exercised its subsequent closing right and purchased an additional debenture (the “May 2025 Convertible Debenture”) having a principal balance of $750,000, pursuant to which the Company received net proceeds of $705,000 on the same date (the “Third Closing”). May 2025 Convertible Debenture is convertible into ADSs, beginning after its original date of issuance at a conversion price at the lower of $2.71 and 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the conversion date, in no event that the conversion price shall be lower than $0.54, subject to adjustment, per ADS. The Company also issued a Series L Warrant (the “Series L Warrant”) to purchase up to 140,625 ADSs, with an exercise price equal to $4.00 per ADS and having a term of exercise expiring on May 23, 2032.

Except for the fixed conversion price, the debentures issued under August 2024 SPA have the same terms, including 5% OID, bearing interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and maturing on the third anniversary of the issuance date. These debentures also have the feature of Interest Make-Whole.

The detachable Series J, Series K and Series L Warrants issued to the Purchaser are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15. The fair value of Series J Warrants is estimated to be at $9.10 per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $12.55 per ADS, volatility of 103.17%, a risk free rate of 3.42%, and an expected dividend yield of 0%. The fair value of Series K Warrants is estimated to be at $4.34 per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $7.00 per ADS, volatility of 104.60%, a risk free rate of 4.06%, and an expected dividend yield of 0%. The fair value of Series L Warrants is estimated to be at $0.23 per ADS, by using Binomial Option Pricing Model with an expected term of 7 years, a stock price of $2.76 per ADS, volatility of 103.28%, a risk free rate of 3.73%, and an expected dividend yield of 0%.

In accordance with ASC 470-20, Debt with Conversion and Other Options, the net proceeds were allocated to the base instrument of Convertible Debenture and the detachable warrants on their relative fair value basis, in the amount of approximately $460,000, $578,000 and $29,000 for Series J, Series K and Series L Warrants, respectively.

Upon issuance, the Company bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $528,000, $754,000 and $267,000 on the unaudited condensed consolidated balance sheets for August 2024, January 2025 and May 2025 Convertible Debentures, respectively, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and initially assigned to the host debentures at the carrying value of approximately $412,000, $668,000 and $409,000 for August 2024, January 2025 and May 2025 Convertible Debentures, respectively, representing the difference between the previous carrying amount of the hybrid instruments and the fair value of the derivatives.

Debt discounts are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date. The Company recognized interest expense aggregating approximately $309,000 and nil for the six months ended June 30, 2025 and 2024, respectively resulting from the amortization of the debt discounts in connection with the debentures issued under August 2024 SPA.

For the six months ended June 30, 2025, the whole August 2024 Convertible Debenture along with the Make-Whole interest of approximately $540,000 were fully converted into an aggregate of 1,828,532,500 Class A ordinary shares

As of June 30, 2025, the carrying amount of the hybrid January 2025 Convertible Debenture was approximately $1,641,000, including its embedded derivative liability of approximately $769,000, and the carrying amount of the hybrid May 2025 Convertible Debenture was approximately $686,000, including its embedded derivative liability of approximately $267,000.

June 2025 Secured Convertible Debenture, under June 2025 SPA

On June 17, 2025, the Company entered into a Securities Purchase Agreement (the “June 2025 SPA”) with an institutional investor (the “Buyer”). Pursuant to the SPA, subject to certain conditions precedent contained therein, the Company may sell to the Buyer up to an aggregate of $600 million in newly issued senior secured convertible debentures (the “Debentures”), and the Company received net proceeds of $10,203,000 (net of debt original issue discount of $440,000, amount paid to the Buyer of $137,000 for reimbursement of professional fees, and placement fees paid to underwriter of $220,000) on June 23, 2025 in consideration of the issuance of Convertible Debenture (the “June 2025 Secured Convertible Debenture”) in the principal amount of $11,000,000. The Company has the option to request the Buyer to purchase additional Debentures, and the Buyer has the option to cause the Company to sell additional Debentures, provided that the subsequent closings with respect to Company’s Option Closing and the Buyer’s Option Closing shall not exceed $589 million in aggregate principal amount (the “Subsequent Closings”). The Buyer’ rights to effect any Subsequent Closings shall terminate upon the fourth anniversary of the First Closing Date. The Company has agreed, subject to certain exceptions contained in the SPA, to use 75% of the net proceeds from the sale of the Debentures to purchase certain cryptocurrency (the “Tokens”) as set forth in the SPA, with $6.5 million of Tokens purchased at the First Closing. As of June 30, 2025, the Group had used $5.0 million to purchase tokens. (See Note 6 – Digital Assets for Token purchased) The remaining $1.5 million to be used to purchase tokens was included in “Restricted cash, non-current” on the unaudited condensed consolidated balance sheets as of June 30, 2025.

The June 2025 Secured Debenture issued under June 2025 SPA has the similar terms with previously issued convertible debentures. It has 4% original investor discount, bears interest at a rate of 8% per annum to the extent such interest is paid in cash or 12.0% to the extent such interest is paid in ADSs at the Company’s election, and matures on the third anniversary of the issuance date. These debentures also have the feature of Interest Make-Whole. The Debenture is convertible into ADSs at the option of the holder, beginning after its original date of issuance at a conversion price that is the lesser of $2.80 or 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to conversion, in no event that the conversion price shall be lower than $0.60, subject to adjustment, per ADS.

Unlike the previously issued convertible debentures, the debentures issued under June 2025 SPA will rank senior to all outstanding and future indebtedness of the Company and its subsidiaries (subject to certain exceptions contained in the Debentures) and will be secured by a first priority perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the subsidiaries and the Tokens purchased with the proceeds of the Debentures, as evidenced by a security agreement (the “Security and Pledge Agreement” or “S&PA”). All purchased Tokens shall be deposited with the custodian in the blocked custodial control account and staked in accordance with the S&PA. In addition, the Company entered into a Right to Receive Tokens agreement on June 23, 2025 (“Right to Receive Tokens”), pursuant to which the Buyer is entitled to receive from the Company, upon exercise of this Right to Receive Tokens at any time on or after the two-year anniversary of the applicable closing, 24% of each type of Tokens purchased with the net proceeds of such closings. If the Company fails to deliver the Tokens, the Company will be required to pay in cash to the Holder an amount calculated based on the number of Tokens and the Tokens’ trading price.

Upon issuance and the First Closing on June 23, 2025, the Company accounted for obligation to deliver digital asset of $1,560,000 as debt discount and included in “Obligation to deliver digital assets” on the unaudited condensed consolidated balance sheets (See Note 7).

The Company then bifurcated and recognized the embedded derivative liability for Interest Make-Whole feature at its fair value of approximately $3,917,000 on the unaudited condensed consolidated balance sheets, which equal to the present value of the stated interest cash flows, with any changes in its fair value recognized in the earnings during period, and initially assigned to the host debentures at the carrying value of approximately $4,946,000. Further, the Company charged the debt issuance cost of $220,000 representing 2% of the placement agent fee against the host debenture. Debt discount and debt issuance costs are amortized using the effective interest rate method over the period from the issuance date through the stated maturity date.

As of June 30, 2025, the carrying amount of the hybrid June 2025 Secured Convertible Debenture was approximately $8,643,000, including its embedded derivative liability of approximately $3,917,000.